Prepayments and Other Current Assets: changes in the allowance for doubtful accounts included in prepayments, other current assets and advances (Tables)	12 Months Ended
Dec. 31, 2011
changes in the allowance for doubtful accounts included in prepayments, other current assets and advances:
changes in the allowance for doubtful accounts included in prepayments, other current assets and advances

	2011	2010	2009
Balance at beginning of year	(16,174)	(15,734)	(19,892)
Recovery of allowance (allowance for) for doubtful accounts	3,561	(1,366)	3,365
Translation difference	(645)	926	793
Balance at end of year	(13,258)	(16,174)	(15,734)